Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company, its subsidiaries, and their VIEs. All intercompany transactions and balances are eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from these estimates.

Foreign currency translation and transaction

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China at the end of the period. The statement of income accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments were included in accumulated other comprehensive income (loss). The balance sheet amounts, with the exception of shareholder’s equity at December 31, 2017 and 2016 were translated at 6.51 RMB and 6.94 RMB to $1.00, respectively. The shareholder’s equity (deficiency) accounts were stated at their historical rate. The average translation rates applied to the consolidated statement of income accounts for the years ended December 31, 2017, 2016 and for the period from November 17, 2015 (inception) to December 31, 2015 were 6.76 RMB, 6.64 RMB and 6.43 RMB, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The carrying amounts included in current assets and current liabilities are reported in the consolidated balance sheets as approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest. The long-term prepaid expense is approximate to its carrying value.

Revenue recognition

Revenue recognition

Revenue is recognized when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) the ability to collect is reasonably assured.

Transaction Fees: Transaction fees are paid by borrowers to the Company for the work performed through its platform. These fees are recognized as a component of operating revenue at the time of loan issuance. The amount of these fees is based upon the loan amount and other terms of the loan, including credit grade, maturity and other factors. These fees are non-refundable upon the issuance of loan.

Management Fees: Loan borrowers pay a management fee on each loan payment to compensate the Company for services provided in connection with facilitation of the loan transactions. The Company records management fees as a component of operating revenue at the time of loan issuance. The amount of these fees is based upon the loan amount and other terms of the loan, including credit grade, maturity and other factors. These fees are non-refundable upon the issuance of loan.

Sales taxes: Transaction fee, management fee and license fee that are earned and received in the PRC are subject to a Chinese value-added tax (“VAT”) at a rate of 3% prior to March 2017 (6% starting in April 2017) of the gross proceed or at a rate approved by the Chinese local government Transaction fee and management fee that are earned and received in the PRC are also subject to various miscellaneous sales taxes at a rate of 7% of the VAT. VAT and miscellaneous sales taxes are presented as reduction of revenue.

Incentives

Incentives

In order to incentivize lenders, the Company provides incentives to marketplace lenders, who commit a certain amount of money for a period of time. During the relevant incentive program period, the Company set certain thresholds for the lenders to qualify for the cash incentive. When a qualified investment is made by a lender, the incentive payment is paid to the lender as a percentage of investment amount at the time of loan issuance as part of its investment to the specified loan that he/she has invested. The incentive expenses are recognized in our selling expenses in the accompanying consolidated statements of operations and comprehensive loss. These expenses amounted to $1,497,279, $503,238 and $0 for the years ended December 31, 2017, 2016 and for the period from November 17, 2015 (inception) to December 31, 2015, respectively.

Servicing Expense

Servicing Expense

Servicing expenses are paid by the Company to a third party platform provider on each deposit made by the lenders into their respective fund accounts held by the third party platform fund accounts. The amount of these expenses is based upon the deposit amount. The servicing expenses are recognized in our selling expenses in the accompanying consolidated statements of operations and comprehensive loss. These expenses amounted to $205,604, $105,386 and $0 for the years ended December 31, 2017, 2016 and for the period from November 17, 2015 (inception) to December 31, 2015, respectively.

Verification, credit assessment and the decision-making processes costs

Verification, credit assessment and the decision-making processes costs

Costs related to verification and credit assessment are recognized in the selling expenses in our accompanying consolidated statements of operations. Costs related to the decision-making processes are recognized in the general and administration expenses in our accompanying consolidated statements of operations. These expenses are immaterial to our consolidated statements of operations for the years ended December 31, 2017, 2016 and for the period from November 17, 2015 (inception) to December 31, 2015.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and short-term investment placed with banks or other financial institutions and have original maturities of less than six months. Cash and cash equivalents also consist of funds earned from the Company’s operating revenues which were held at a third party platform fund accounts which are unrestricted as to immediate withdrawal and use.

Other receivables	Other receivables Other receivables represented employee advances to pay certain of its expenses in the normal course of business and rental security deposits.
Prepaid expenses

Prepaid expenses

Prepaid expenses represented advance payments made to its vendors for certain prepaid services such as marketing and promotions services, advisory serves, and rentals of apartment units.

Property and equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method after consideration of the estimated useful lives and estimated residual value. The estimated useful lives are as follows:

	Useful Life	Estimated Residual Value
Office equipment and furnishing	3-5 years	5%
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives	-

The cost and related accumulated depreciation and amortization of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation and amortization to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2017 and 2016, no impairment of long-lived assets was recognized.

Deferred rent

Deferred rent

The Company leases office space and apartment units under operating lease agreements. Certain lease agreements contain scheduled rent increases, tenant improvement allowances or free rent clauses during the term of the lease which are recorded as deferred rent liabilities. Deferred rent liabilities represent the cumulative amount charged to operations under these leases in excess of the amounts paid. Rent expense is amortized on a straight-line basis to operating expense over the applicable lease term.

Research and development

Research and development

Research and development costs, which include the salary of the Company’s research and development department and benefit and website development cost, are expensed as incurred.

Advertising costs

Advertising costs

Advertising costs are expensed as incurred and included in selling expenses. These expenses amounted to $460,351, $373,510 and $0 for the years ended December 31, 2017, 2016 and for the period from November 17, 2015 (inception) to December 31, 2015, respectively.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. Deferred tax liabilities are recognized for all future taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled.

Deferred tax is charged or credited in the operations of statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in 2017 and 2016 are subject to examination by any applicable tax authorities.

Non-controlling Interest

Non-controlling Interest

Non-controlling interest mainly consists of an aggregate of 6.8% (amended from 10.8% on December 4, 2017 as a result of a former Shareholder of Shanghai Dianniu transferred its 4.0625% equity interest to a Shanghai Dianniu Participating Shareholder) of the equity interests of Shanghai Dianniu held by two entities. The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the results of the Company are presented on the face of the consolidated statements of operations as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Company.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Earnings (loss) per share

Earnings (loss) per share

Basic earnings (loss) per share are computed by dividing income (loss) available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of December 31, 2017, there were no dilutive shares.

Employee benefits

Employee benefits

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $260,451, $159,352 and $8,411 for the years ended December 31, 2017, 2016 and for the period from November 17, 2015 (inception) to December 31 2015, respectively.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In May 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance, and creates guidance for when revenue should be recognized from the exchange of goods or services. ASU No. 2016-08 was issued in March 2016 to clarify the principal versus agent guidance in this new revenue recognition standard. ASU 2016-10 was issued in April 2016 to clarify the guidance on accounting for licenses of intellectual property and identifying performance obligations in the new revenue recognition standard. ASU 2016-12 was issued in May 2016 to clarify the guidance on transition, collectability, noncash consideration and the presentation of sales and other similar taxes in the new revenue recognition standard. ASU 2016-20 was issued in December 2016 to make technical corrections and improvements on narrow aspects of this guidance. ASU No. 2015-14 was issued in August 2015 to defer the effective date of ASU 2014-09 for one year. The new standard permits adoption either by using (i) a full retrospective approach for all periods presented in the period of adoption or (ii) a modified retrospective approach with the cumulative effect of initially applying the new standard recognized at the date of initial application and providing certain additional disclosures. The new standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The Company has assigned internal resources in addition to the engagement of third party service providers to assist in the evaluation. The Company believes that its current revenue recognition policies are generally consistent with the new revenue recognition standards set forth in ASU 2014-09 to the timing of recognition of transaction and management fees at the time of loan issuance and the Company’s lender acquisition costs, which is its general marketing expenses, will recognize as incurred due to its general marketing expense do not have a direct relationship to be applied into any specified loan.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the definition of a business. The amendments in this ASU is to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The amendments are effective for entities for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Management does not believe the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Scope of Modification Accounting, which amends the scope of modification accounting for share-based payment arrangements and provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. This ASU is effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2017. The adoption of this ASU would not have a material effect on the Company’s consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815). The amendments in Part I of the Update change the reclassification analysis of certain equity-lined financial instruments (or embedded features) with down round features. The amendments in Part II of this Update re-characterize the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception. The amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The amendments in Part II of this Update do not require any transition guidance because those amendments do not have an accounting effect. The Company does not believe the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The amendments in this Update affect any entity that is required to apply the provisions of Topic 220, Income Statement – Reporting Comprehensive Income, and has items of other comprehensive income for which the related tax effects are presented in other comprehensive income as required by GAAP. The amendments in this Update are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this Update is permitted, including adoption in any interim period, (1) for public business entities for reporting periods for which financial statements have not yet been issued and (2) for all other entities for reporting periods for which financial statements have not yet been made available for issuance. The amendments in this Update should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company does not believe the adoption of this ASU would have a material effect on the Company’s consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.